Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 19,441,905	$ 3,786,277
Restricted cash (note 9)	2,975,000	4,475,000
Asset held for sale (note 6)		40,000
Accounts receivable and prepaid expenses (note 4)	538,197	690,358
Spare parts inventory	341,004	341,004
Total current assets	23,296,106	9,332,639
Non-current assets
Long-term deposit (note 5, 7)	2,692,648	254,106
Equipment (note 5)	1,472,116	1,741,981
Right-of-use assets (note 5)	595,201	758,125
Land	309,861	309,861
Bunker Hill Mine and Mining interests (note 7)	25,395,877	18,795,591
Process plant (note 6)	97,197,185	66,409,247
Total assets	150,958,994	97,601,550
Current liabilities
Accounts payable (note 18)	5,520,901	14,678,901
Accrued liabilities (note 18)	1,512,819	5,210,939
Current portion of lease liability (note 8)	82,569	189,368
Deferred share units liability (note 14)	1,487,800	929,466
U.S. Environmental Protection Agency cost recovery payable (note 9)	6,000,000	3,000,000
Silver Loan (note 10)	249,000
Stream debenture (note 10)		4,063,253
Interest payable (notes 9 and 10)	1,035,000	522,485
Current income tax payable (note 16)	950,000	1,050,000
Total current liabilities	16,838,089	29,644,412
Non-current liabilities
Lease liability (note 8)	8,913	62,282
Series 1 convertible debenture (note 10)	4,241,610	5,494,151
Series 2 convertible debenture (note 10)	8,852,012	13,898,481
Series 3 convertible debenture (note 10)	2,522,709
Stream debenture (note 10)		52,923,747
Silver loan (note 10)	80,701,239	31,802,708
Debt facility (note 10)	14,393,945	9,236,610
Environment protection agency cost recovery liability net of discount (note 9)	4,314,544	5,549,229
Derivative warrant liability (note 11)	75,156,975	1,125,295
Total liabilities	207,030,036	149,736,915
Shareholders’ Deficiency
Preferred shares, $0.000001 par value, 285,715 preferred shares authorized; Nil preferred shares issued and outstanding (note 11)
Common stock, $0.000001 par value, 100,000,000 and 71,428,572 shares of common stock authorized; 39,834,023 and 9,991,391 shares of common stock issued and outstanding, respectively (note 11)	1,392	348
Additional paid-in-capital (note 11)	147,707,228	61,233,369
Accumulated other comprehensive (income) loss	(280,926)	(3,002,361)
Accumulated deficit	(203,498,736)	(110,366,721)
Total shareholders’ deficiency	(56,071,042)	(52,135,365)
Total shareholders’ deficiency and liabilities	$ 150,958,994	$ 97,601,550